Schedule of Share-Based Payment Arrangement, Cost by Plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025		Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 462	$ 3,364	$ 923	$ 4,358	$ 5,649,000		$ 39,103,000
BMP Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	37	144	103	257	383,000		1,854,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	403	3,179	776	4,011	5,132,000		18,415,000
Preferred Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation							858,000
Other [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 22	$ 41	$ 44	$ 90	$ 134,000	[1]	$ 17,976,000	[1]

[1]	The year ended March 31, 2024 includes $15.0 million of compensation recognized related to the BCG Recapitalization and $3.0 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.